Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share
Schedule of basic and diluted earnings per share

Earnings figures are calculated as follows:

	(Unaudited)	(Unaudited)	(Unaudited)
	Six-month ended	Six-month ended	Six-month ended
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$

(Loss)/profit for the period attributable to the owners of the Company	(4,058,982)	(31,862,601)	40,171,011

Weighted average number of ordinary shares for the purpose of calculating the basic earnings per share and dilutive earning per share	15,945,469	15,945,469	6,210,714